Invested and working capital, Payables (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current [Abstract]
Trade creditors and other payables	$ 11,423	$ 5,462
Accrued expenses	1,329	1,168
Lease Liabilities	243	251
Total current payables	12,995	6,881	$ 3,097
Non-current [Abstract]
Lease Liabilities	126	79
Total non-current payables	126	79	$ 404
Total current and non-current payables	$ 13,121	$ 6,960
Bottom of Range [Member]
Non-current [Abstract]
Current liability term period	30 days
Top of Range [Member]
Non-current [Abstract]
Current liability term period	60 days